Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
23.	EARNINGS PER SHARE

Basic and diluted earnings per common share (EPS) is calculated by dividing net income attributable to common shareholder of Hydro One by the weighted average number of common shares outstanding. The weighted average number of shares outstanding at December 31, 2016 was 142,239 (2015 – 107,116). There were no dilutive securities during 2016 or 2015.